Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Notes to Financial Statements
Note 16 - Subsequent Events

Securities Purchase Agreement

On April 24, 2018, we received $60,000 from two investors from the sale of 8% interest bearing; unsecured convertible promissory notes maturing on May 31, 2018. The notes are convertible at 50% of the lowest traded price of the Common Stock in the fifteen (15) Trading Days prior to the Conversion Date.

Securities Purchase Agreement

On March 1, 2018, we received $60,000 from two investors from the sale of convertible notes. These investors have also committed to provide an additional $240,000 in the near future. The investors purchased convertible notes at the signing of a Securities Purchase Agreement for an aggregate amount of $60,000. The investors will buy additional convertible notes for an aggregate of $60,000 within five trading days of our filing a registration statement to cover the investors’ shares of common stock issuable upon conversion of the convertible notes. Within five trading days of the registration statement being declared effective, the investors will buy additional convertible notes for an aggregate of $180,000.

Common Stock Issuances for Debt Conversions

On January 29, 2018, the Company issued 26,559,426 shares of common stock pursuant to the conversion of $40,000 of principal from the Second SEG Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On January 3, 2018, the Company issued 19,230,769 shares of common stock pursuant to the conversion of $25,000 of principal from the First RDW Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

Common Stock Issuances on Subscriptions Payable

On various dates from January 17, 2018 through February 13, 2018, the Company issued a total of 63,675,678 shares to The Special Equities Group and DiamondRock, LLC as compensation valued at $273,805 awarded on December 6, 2017.

On January 10, 2017, the Company drew down $10,323 on their Stock Purchase Agreement entered into on May 27, 2016, with Redwood and issued 3,147,110 shares of common stock pursuant to the Sixth Put Notice.